SEGMENTED INFORMATION (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	$ 27,096	$ 25,257	$ 18,358	$ 18,566
Total assets	30,904	27,737
Total borrowings	11,766	10,182	7,338
Total liabilities	16,622	15,065
For the year ended December 31: Additions to Property Plant and Equipment	354	358
Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	18,429	16,592
Total assets	19,962	17,727
Total borrowings	8,439	7,077
Total liabilities	11,979	10,642
For the year ended December 31: Additions to Property Plant and Equipment	220	222
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	(1,451)	(428)
Total assets	(1,040)	(280)
Total borrowings	(848)	(232)
Total liabilities	(1,039)	(280)
For the year ended December 31: Additions to Property Plant and Equipment	(10)	(10)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	10,118	9,093
Total assets	11,982	10,290
Total borrowings	4,175	3,337
Total liabilities	5,682	4,703
For the year ended December 31: Additions to Property Plant and Equipment	144	146
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	22,399	21,569	14,847	15,210
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	11,396	10,922
Total assets	11,709	11,219
Total borrowings	3,049	2,946
Total liabilities	5,237	5,414
For the year ended December 31: Additions to Property Plant and Equipment	90	86
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	1,303	1,273
Total assets	1,574	1,577
Total borrowings	447	467
Total liabilities	801	824
For the year ended December 31: Additions to Property Plant and Equipment	8	9
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	1,908	1,895
Total assets	2,149	2,059
Total borrowings	200	194
Total liabilities	380	340
For the year ended December 31: Additions to Property Plant and Equipment	59	79
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	3,751	3,313	$ 3,233	$ 3,315
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	1,798	1,327
Total assets	1,888	1,389
Total borrowings	1,005	727
Total liabilities	1,338	990
For the year ended December 31: Additions to Property Plant and Equipment	6	3
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	482	545
Total assets	532	587
Total borrowings	233	249
Total liabilities	334	337
For the year ended December 31: Additions to Property Plant and Equipment	34	18
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	304	139
Total assets	443	153
Total borrowings	192	50
Total liabilities	208	51
For the year ended December 31: Additions to Property Plant and Equipment	0	1
Solar, Storage and Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	1,227	491
Total assets	1,456	561
Total borrowings	752	215
Total liabilities	877	268
For the year ended December 31: Additions to Property Plant and Equipment	13	18
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	0	0
Total assets	180	182
Total borrowings	2,552	2,229
Total liabilities	2,786	2,418
For the year ended December 31: Additions to Property Plant and Equipment	$ 10	$ 8